Annual Total Returns- JPMorgan Income Fund (R6 Shares) [BarChart] - R6 Shares - JPMorgan Income Fund - Class R6	2015	2016	2017	2018	2019	2020
Total	(0.50%)	8.62%	5.84%	1.13%	11.80%	3.04%